CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2020	$ 484,116	$ 72,772	$ 822,458	$ (415,591)	$ 4,477	$ 34,833	$ 518,949
Balance (in shares) at Dec. 31, 2020		727,722
Net (loss)/income	(194,648)			(194,648)		27,607	(167,041)
Issuance in relation to public offering	614,867	$ 11,960	602,907				614,867
Issuance in relation to public offering (in shares)		119,600
Issuance in relation to private investment in public equity	100,000	$ 1,639	98,361				100,000
Issuance in relation to private investment in public equity (in shares)		16,393
Issuance costs	(29,806)		(29,806)				(29,806)
Issuances in relation to share option exercises	2,452	$ 82	2,370				2,452
Issuances in relation to share option exercises (in shares)		816
Share-based compensation - Share options	16,339		16,339			26	16,365
Share-based compensation - Long-term incentive plan ("LTIP")	19,808		19,808			70	19,878
Share-based compensation	36,147		36,147			96	36,243
LTIP-treasury shares acquired and held by Trustee	(27,309)		(27,309)				(27,309)
Dividends declared to non-controlling shareholders of subsidiaries (Note 24 (iii))						(9,894)	(9,894)
Transfer between reserves			89	(89)
Divestment of an equity investee (Note 22)	(1,468)		(21)		(1,447)	(443)	(1,911)
Foreign currency translation adjustments	2,542				2,542	422	2,964
Balance at Dec. 31, 2021	986,893	$ 86,453	1,505,196	(610,328)	5,572	52,621	1,039,514
Balance (in shares) at Dec. 31, 2021		864,531
Net (loss)/income	(360,835)			(360,835)		449	(360,386)
Issuances in relation to share option exercises	174	$ 25	149				174
Issuances in relation to share option exercises (in shares)		244
Share-based compensation - Share options	6,724		6,724			12	6,736
Share-based compensation - Long-term incentive plan ("LTIP")	32,970		32,970			15	32,985
Share-based compensation	39,694		39,694			27	39,721
LTIP-treasury shares acquired and held by Trustee	(48,084)		(48,084)				(48,084)
Dividends declared to non-controlling shareholders of subsidiaries (Note 24 (iii))						(25,600)	(25,600)
Transfer between reserves			318	(318)
Foreign currency translation adjustments	(7,475)				(7,475)	(994)	(8,469)
Balance at Dec. 31, 2022	610,367	$ 86,478	1,497,273	(971,481)	(1,903)	26,503	636,870
Balance (in shares) at Dec. 31, 2022		864,775
Net (loss)/income	100,780			100,780		314	101,094
Issuances in relation to share option exercises	5,094	$ 648	4,446				5,094
Issuances in relation to share option exercises (in shares)		6,481
Share-based compensation - Share options	6,175		6,175			9	6,184
Share-based compensation - Long-term incentive plan ("LTIP")	23,619		23,619			(4)	23,615
Share-based compensation	29,794		29,794			5	29,799
LTIP-treasury shares acquired and held by Trustee	(9,071)		(9,071)				(9,071)
Dividends declared to non-controlling shareholders of subsidiaries (Note 24 (iii))						(9,068)	(9,068)
Transfer between reserves			168	(168)
Divestment Of Subsidiaries	139		114		25	4,555	4,694
Divestment of other equity investee	(45)		(49)		4		(45)
Foreign currency translation adjustments	(6,239)				(6,239)	(353)	(6,592)
Balance at Dec. 31, 2023	$ 730,541	$ 87,126	$ 1,522,447	$ (870,869)	$ (8,163)	$ 12,846	$ 743,387
Balance (in shares) at Dec. 31, 2023		871,256